Property, plant and equipment - Additional Information (Detail) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Acquired assets			€ 54,113	€ 49,739	€ 124,296
Depreciation expenses	€ (14,161)	€ (8,448)	€ (27,449)	€ (15,992)	€ (38,920)